INVESTMENT PROPERTIES - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Investment property [abstract]
Additions from acquisitions and business combinations, investment property	$ 6,000
Dispositions	$ 1,138